GINTEL FUND

     Supplement dated November 18, 1999 to the Prospectus dated May 5, 1999:

          Effective immediately, the redemption fee for shares redeemed within 45 days of purchase is 2.00%. Pages 2 and 8 of the Prospectus are hereby amended accordingly.